DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Financial information included in the income (loss) from discontinued operations

The following table details selected financial information included in income (loss) from discontinued operations for the year ended December 31, 2010:

Year Ended December 31, 2010
Cerro Bayo Mine
Depreciation and depletion	(2,194)
Administrative and general	(18)
Care and maintenance and other	(2,351)
Other income and expense	(145)
Income tax expense	(1,321)

Income from discontinued operations, net of tax	(6,029)
Loss on sale of net assets of discontinued operations	(2,095)

$(8,124)